10-Q Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement expense
Share-based compensation consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Equity-classified awards:
Stock options	$8,268	$9,374	$7,591
Performance stock units	10,660	1,705	501
Restricted stock units	11,779	14,617	11,918
Share-based compensation expense: equity-classified awards	30,707	25,696	20,010
Liability-classified awards:
Virtual share option awards(1)	5,029	—	—
Share-based compensation expense: liability-settled awards	5,029	—	—
Total share-based compensation expense	$35,736	$25,696	$20,010

(1) Includes the cumulative share-based compensation expense recognized for VSOs granted during the second quarter of 2025, for which the requisite service periods retroactively commenced in January 2023.

Schedule of stock option activity
The total intrinsic value of stock options exercised and the total fair value of stock options vested during the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
	2025	2024	2023
Total intrinsic value of options exercised	4,807	208	798
Total fair value of options vested	5,256	8,353	10,221
The Company’s stock options activity and related information during the years ended December 31, 2025, 2024 and 2023 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2025	9,887,023	$14.940
Forfeited	(2,284,138)	21.933
Expired	(737,931)	26.877
Exercised	(621,424)	0.411
Granted	4,375,072	3.279
Outstanding at December 31, 2025	10,618,602	$8.658	6.65	$28,364
Options exercisable at December 31, 2025	3,374,323	$10.596	3.03	$10,928

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2024	9,310,868	$15.870
Forfeited	(487,165)	13.542
Expired	(143,459)	44.220
Exercised	(25,130)	6.180
Granted	1,231,909	10.595
Outstanding at December 31, 2024	9,887,023	$14.940	5.50	$8,846
Options exercisable at December 31, 2024	5,572,751	$16.621	3.40	$8,778

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2023	8,179,723	$20.01
Forfeited	(856,521)	22.20
Expired	(807,244)	27.72
Exercised	(70,590)	0.69
Granted	2,865,500	8.91
Outstanding at December 31, 2023	9,310,868	$15.87	6.29	$34,646
Options exercisable at December 31, 2023	4,989,095	$16.23	4.22	$25,679

Schedule of fair value assumptions
Significant assumptions used to estimate the fair value of the Company’s stock options granted during the years ended 2025, 2024 and 2023 were as follows:

Years Ended December 31,
	2025	2024	2023
Expected volatility	72% — 79%	71% — 74%	68% — 72%
Expected life in years	6.16 - 6.24	6.01 - 6.02	5.38 — 6.73
Expected dividends(1)	—%	—%	—%
Risk-free interest rate (based on government bonds)	3.81% — 4.21%	3.63% — 4.52%	3.13% — 4.60%

(1) The Company has never paid cash dividends nor expects to pay cash dividends in the foreseeable future.

Schedule of restricted stock units activity
The Company’s PSU activity and related information for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	629,861	$11.430
Forfeited	(583,446)	8.430
Vested	(119,983)	10.350
Granted	3,337,046	2.820
Unvested at December 31, 2025	3,263,478	$3.180
Inception-to-date PSUs vested at December 31, 2025	252,162	$9.480

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	674,707	$8.670
Forfeited	(713,942)	10.110
Vested	(132,179)	8.670
Granted	801,275	12.120
Unvested at December 31, 2024	629,861	$11.430
Inception-to-date PSUs vested at December 31, 2024	132,179	$8.670

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	—	$—
Forfeited	(72,084)	8.670
Vested	—	—
Granted	746,791	8.670
Unvested at December 31, 2023	674,707	$8.670
Inception-to-date PSUs vested at December 31, 2023	—
The Company’s RSU activity and related information for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	2,111,261	$10.890
Forfeited	(798,159)	6.270
Vested	(872,741)	11.640
Granted	8,408,305	4.170
Unvested at December 31, 2025	8,848,666	$4.830
Inception-to-date RSUs vested at December 31, 2025	3,893,206	$17.760

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	2,048,653	$12.360
Forfeited	(819,826)	12.180
Vested	(1,076,186)	12.990
Granted	1,958,620	11.040
Unvested at December 31, 2024	2,111,261	$10.890
Inception-to-date RSUs vested at December 31, 2024	3,020,465	$19.530

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	1,428,146	$22.320
Forfeited	(583,199)	16.980
Vested	(533,768)	23.310
Granted	1,737,474	9.090
Unvested at December 31, 2023	2,048,653	$12.360
Inception-to-date RSUs vested at December 31, 2023	1,944,279	$23.140